Employee Benefits - Summary of Plan Investment Assets Measured at Fair Value (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Collective Investment Fund Mid-Small Cap Equity Securities [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 303	$ 30
Collective Investment Fund Mid-Small Cap Equity Securities [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		20
Collective Investment Fund Mid-Small Cap Equity Securities [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		18
Level 1 [Member] | Mid Small Cap Equity Securities [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		139
Level 1 [Member] | Mid Small Cap Equity Securities [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		7
Level 1 [Member] | Real Estate Equity Securities [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	98	90
Level 1 [Member] | Real Estate Equity Securities [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 71	$ 73